CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity	€ 28,675	€ 24,903
Reclassification of gains/losses from other comprehensive income to inventories	15	1
Share capital
Equity	20	19
Other reserves
Equity	28,245	24,650
Cash flow hedge reserve
Equity	(114)	45
Currency translation differences
Equity	1,378	1,011
Financial Assets measured at FVOCI
Equity	5	(1)
Remeasure-ment of defined benefit plans
Equity	(522)	(567)
Cumulative share of OCI of equity method investees
Equity	(475)	(455)
Non-controlling interests
Equity	€ 138	€ 201